CERTIFICATION OF STRONG GOVERNMENT SECURITIES FUND, INC.
                       ON BEHALF OF THE FOLLOWING SERIES:

                        Strong Government Securities Fund


STRONG GOVERNMENT SECURITIES FUND, INC. (the "Registrant") does hereby certify as follows:

1. This Certification is made pursuant to Rule 497(j) of the Securities Act of 1933, as amended (the "Securities Act").

2. Reference is made to the Prospectuses and Statement of Additional Information for the Strong Government Securities Fund - Investor Class, Advisor Class, Institutional Class and Class C shares, filed by the Registrant with the Securities and Exchange Commission on February 25, 2005 (with an effective date of March 1, 2005) pursuant to Post-Effective Amendment No. 34 (File Nos. 33-7984; 811-4798) (the "Post-Effective Amendment").

3. The Post-Effective Amendment is the most recent post-effective amendment filed by the Registrant.

4. The form of Prospectuses and Statement of Additional Information for the Strong Government Securities Fund that would have been filed under Rule 497(c) of the Securities Act would not have differed from that contained in the Post-Effective Amendment.

5.   The text of the Post-Effective Amendment has been filed electronically.


                                     STRONG GOVERNMENT SECURITIES FUND, INC.


                                     /s/ Dana J. Russart
                                     --------------------------------------
                                     By:  Dana J. Russart
                                     Title:  Vice President

                                     Dated:  March 2, 2005